Provisions for employee benefits - Maturity analysis (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Benefit Plans [Line Items]
Net benefit liability (asset)	€ 681	€ 748
Other benefit plans
Disclosure Of Benefit Plans [Line Items]
Net benefit liability (asset)	€ 310	€ 353
Other benefit plans | Average
Disclosure Of Benefit Plans [Line Items]
Weighted average duration of benefit obligation	2 years 1 month 6 days	2 years 3 months 18 days
Other benefit plans | within 1 year
Disclosure Of Benefit Plans [Line Items]
Net benefit liability (asset)	€ 108	€ 107
Other benefit plans | Later than one year and not later than two years
Disclosure Of Benefit Plans [Line Items]
Net benefit liability (asset)	92	103
Other benefit plans | Later than two years and not later than three years
Disclosure Of Benefit Plans [Line Items]
Net benefit liability (asset)	80	86
Other benefit plans | Later than three years and not later than four years
Disclosure Of Benefit Plans [Line Items]
Net benefit liability (asset)	13	30
Other benefit plans | Later than four years and not later than five years
Disclosure Of Benefit Plans [Line Items]
Net benefit liability (asset)	5	14
Other benefit plans | beyond 5 years
Disclosure Of Benefit Plans [Line Items]
Net benefit liability (asset)	12	13
Italian defined benefit plans
Disclosure Of Benefit Plans [Line Items]
Net benefit liability (asset)	€ 151	€ 156
Italian defined benefit plans | Average
Disclosure Of Benefit Plans [Line Items]
Weighted average duration of defined benefit obligation	6 years 1 month 6 days	6 years 9 months 18 days
Italian defined benefit plans | within 1 year
Disclosure Of Benefit Plans [Line Items]
Net defined benefit liability (asset)	€ 19	€ 14
Italian defined benefit plans | Later than one year and not later than two years
Disclosure Of Benefit Plans [Line Items]
Net defined benefit liability (asset)	16	13
Italian defined benefit plans | Later than two years and not later than three years
Disclosure Of Benefit Plans [Line Items]
Net defined benefit liability (asset)	16	14
Italian defined benefit plans | Later than three years and not later than four years
Disclosure Of Benefit Plans [Line Items]
Net defined benefit liability (asset)	17	16
Italian defined benefit plans | Later than four years and not later than five years
Disclosure Of Benefit Plans [Line Items]
Net defined benefit liability (asset)	18	18
Italian defined benefit plans | beyond 5 years
Disclosure Of Benefit Plans [Line Items]
Net defined benefit liability (asset)	65	81
Foreign defined benefit plan
Disclosure Of Benefit Plans [Line Items]
Net benefit liability (asset)	€ 108	€ 121
Foreign defined benefit plan | Average
Disclosure Of Benefit Plans [Line Items]
Weighted average duration of defined benefit obligation	13 years 1 month 6 days	13 years 7 months 6 days
Foreign defined benefit plan | within 1 year
Disclosure Of Benefit Plans [Line Items]
Net defined benefit liability (asset)	€ 24	€ 24
Foreign defined benefit plan | Later than one year and not later than two years
Disclosure Of Benefit Plans [Line Items]
Net defined benefit liability (asset)	26	22
Foreign defined benefit plan | Later than two years and not later than three years
Disclosure Of Benefit Plans [Line Items]
Net defined benefit liability (asset)	21	23
Foreign defined benefit plan | Later than three years and not later than four years
Disclosure Of Benefit Plans [Line Items]
Net defined benefit liability (asset)	16	22
Foreign defined benefit plan | Later than four years and not later than five years
Disclosure Of Benefit Plans [Line Items]
Net defined benefit liability (asset)	19	23
Foreign defined benefit plan | beyond 5 years
Disclosure Of Benefit Plans [Line Items]
Net defined benefit liability (asset)	263	7
FISDE and other foreign medical plans
Disclosure Of Benefit Plans [Line Items]
Net benefit liability (asset)	€ 112	€ 118
FISDE and other foreign medical plans | Average
Disclosure Of Benefit Plans [Line Items]
Weighted average duration of defined benefit obligation	11 years 3 months 18 days	10 years 9 months 18 days
FISDE and other foreign medical plans | within 1 year
Disclosure Of Benefit Plans [Line Items]
Net defined benefit liability (asset)	€ 8	€ 9
FISDE and other foreign medical plans | Later than one year and not later than two years
Disclosure Of Benefit Plans [Line Items]
Net defined benefit liability (asset)	7	9
FISDE and other foreign medical plans | Later than two years and not later than three years
Disclosure Of Benefit Plans [Line Items]
Net defined benefit liability (asset)	7	7
FISDE and other foreign medical plans | Later than three years and not later than four years
Disclosure Of Benefit Plans [Line Items]
Net defined benefit liability (asset)	7	7
FISDE and other foreign medical plans | Later than four years and not later than five years
Disclosure Of Benefit Plans [Line Items]
Net defined benefit liability (asset)	7	7
FISDE and other foreign medical plans | beyond 5 years
Disclosure Of Benefit Plans [Line Items]
Net defined benefit liability (asset)	€ 76	€ 79